Employee benefits (Details) - Schedule of defined benefit plan expense recognized in profit or loss - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of defined benefit plan expense recognized in profit or loss [Abstract]
Salaries	SFr 1,260,359	SFr 1,832,382	SFr 2,542,952
Pension costs	156,843	130,792	108,978
Other social benefits	116,290	217,448	188,138
Share based payments costs	351,401	226,601	27,730
Other personnel expenditures	47,295	(22,973)	(130,895)
Total employee benefits	SFr 1,932,188	SFr 2,384,250	SFr 2,736,903